Business combination (Details 3) - Sep. 23, 2022 - Bimai [Member]	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Cash	$ 291	¥ 2,035
Other current assets	316,539	2,213,241
Current liabilities	(316,830)	(2,215,276)
Total consideration